SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10:- SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY

a.      Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in New Israeli Shekels. No dividends were declared in the periods presented.

b.      Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004, December 2006 and October 2013, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000, 700,000 and 1,100,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

As of December 31, 2014, 1,294,810 options are outstanding.

As of December 31, 2014, an aggregate amount of 771,549 options is still available for future grant under of the above mentioned plan.

c.      Options to employees, management and directors:

1.      On October 15, 2013, the shareholders of the Company approved the grant of options to purchase 135,000 Ordinary shares to members of the board, at an exercise price of $ 3.86 with a vesting term of two years.

2.       On November 19, 2013, the board of directors approved the grant of options to purchase 50,000 Ordinary shares to member of the management, at an exercise price of $ 4.45 with a vesting term of two years.

3.      On December 15, 2013, the board of directors approved the grant of options to purchase 377,300 Ordinary shares to several officers and employees, at an exercise price of $ 6.04. One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.

4.      On July 13, 2014, the board of directors approved the grant of options to purchase 100,000 Ordinary shares to a member of the management, at an exercise price of $ 3.95 with a vesting term of three years.

5.       On September 18, 2014, the board of directors approved the grant of options to purchase 52,500 Ordinary shares to several employees, at an exercise price of $ 4.15 with a vesting term of three years.

The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2014
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,363,848	3.44	8.05	-
Granted	162,500	4.09	-	-
Exercised	(155,271)	1.91	-	-
Forfeited	(76,267)	5.28	-	-

Outstanding at the end of the year	1,294,810	3.6	7.57	842

Exercisable at the end of the year	908,250	2.91	7.27	842

Vested and expected to vest at end of year	908,250	2.91	7.27	842

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the exercise period. Total intrinsic value of options exercised for the year ended December 31, 2014 was $ 842, respectively. As of December 31, 2014 there was $ 915 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2003 Stock Plan. This cost is expected to be recognized over a period of approximately 2.75 years.

The weighted average grant date fair values of options granted during 2013 and 2014 were $ 2.38 and $ 1.85, respectively.

The options outstanding as of December 31, 2014, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2014	life (years)	price	2014	exercisable

$ 1.30	85,105	3.89	1.3	85,105	1.30
$ 2.11 - $ 2.64	537,005	6.79	2.19	537,005	2.19
$ 3.84 - $ 6.04	672,700	8.52	4.97	286,140	4.75

	1,294,810	7.57	3.60	908,250	2.91

e.      In April, May and August 2012, the Company issued 250,000 of its Ordinary shares to one of its consultant for services received during 2012. The shares were fully vested when granted. The shares were locked up for a period of nine months from the date they were issued. In connection with the grants, the Company recorded during 2012, compensation expenses in the amount of $ 813.

f.         In February 2014, the Company issued 3,162,500 Ordinary shares in conjunction to its public offering (for more details see Note 1c)

g.        On July 16, 2014 the company issued 2,353,310 Ordinary shares in conjunction of the acquisition of eGistics (for more details see Note 1d).

h.       During the years ended December 31, 2012, 2013 and 2014, the Company recognized share-based compensation expense related to employee options in the amount of $ 346, $ 356 and $670, respectively, as follows:

	Year ended December 31,
	2012	2013	2014

Cost of revenues	$64	$64	$162
Research and development, net	23	23	71
Selling and marketing	57	57	183
General and administrative	202	212	254

Total share-based compensation expense	$346	$356	$670